Borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Borrowings
19	BORROWINGS

As of December 31, this item includes:

	Total		Current		Non-current
	2017	2018	2017	2018	2017	2018
Bank overdrafts	120	119	120	119	—	—
Bank loans	1,561,634	1,023,481	990,467	810,188	571,167	213,293
Finance leases	128,309	33,488	66,177	13,514	62,132	19,974
Other financial entities	—	145,584	—	2,653	—	142,931

	1,690,063	1,202,672	1,056,764	826,474	633,299	376,198

a)	Bank Loans

As of December 31, 2017, and 2018 includes bank loans in local and foreign currency for working capital. These obligations bear fixed interest rates ranging from 1.6% to 15.8% in 2018 and from 3.3% to 13.9% in 2017.

			Current			Non-current
	Interest	Date of	At December, 31			At December, 31
	rate	maturity	2017	2018		2017	2018
GyM S.A.	1.63% /8.91%	2018 / 2019	551,413	227,770	(iii)	95,376	—
Graña y Montero S.A.A.	Libor USD 3M + from 4.9% to 5.5%	2018 / 2020	113,412	206,836	(ii)	363,564	125,547	(i)
GyM Ferrovías	Libor USD 1M + to 2%	2019	—	209,463		—	—
Viva GyM S.A.	7.00% / 12.00%	2018 / 2020	157,592	129,617		—	2,102
GMP S.A.	4.55% /6.04%	2018 / 2020	42,911	22,587		96,245	85,644
CONCAR S.A.	15.75%	2019	812	13,915		—	—
Adexus S.A.	5.90%	2018 / 2019	46,552	—		3,175	—
CAM Holding S.A.	4.68% / 13.76%	2018	77,775	—		12,807	—

			990,467	810,188		571,167	213,293

i)	Credit Suisse Syndicated Loan

In December 2015, the Company entered into a US$200 million medium-term loan agreement with Credit Suisse AG, Cayman Islands Branch and Credit Suisse Securities (USA) LLC. The loan term is five years with quarterly installments starting on the 18th month. The loan bears interest at a rate of three months Libor plus 4.9% per year (3.8% in 2017). The funds were used to finance the equity participation in GSP. On June 27, 2017, the Company renegotiated the terms of this loan to correct defaults related to the cancellation of the GSP concession.

As of December 31, 2018, the principal balance of the loan amounts to US$37.5 million (equivalent to S/126.7 million). The Company is in compliance with its obligations to do and not to do under the credit agreement.

ii)	GSP Bridge Loan

As of December 31, 2016, the balance of bank loans included US$129 million (S/433 million) of the corporate guarantee issued by the Company to guarantee the bridge loan granted to GSP, which was due as of December 31, 2016. However, on June 27, 2017, the Company reached a refinancing agreement with Natixis, BBVA, SMBC and MUFJ for US$78.7 million (S/256.3 million), this amount was used to repay the GSP bridge loan. The new loan matures in June 2020, with prepayments coming from the sale of assets for 40% in the first year and an additional 30% in the second year.

As of December 31, 2018, the principal balance of the loan was US$63.5 million (equivalent to S/214.5 million). Although as of December 31, 2018, the company had breached some of its obligations under the credit agreement, it has requested a waiver. Due to this default, the loan balance was reclassified as current. This waiver was granted at the closing of this report.

iii)	Financial Stability Framework Agreement

On July 31, 2017, we, and certain of our subsidiaries, GyM, Construyendo Pais S.A., Vial y Vives — DSD and Concesionaria Vía Expresa Sur S.A., entered into a Financial Stability Framework Agreement (together with certain complementary contracts, the “Framework Agreement”) with the following financial entities: Scotiabank Perú S.A., Banco Internacional del Perú S.A.A., BBVA Banco Continental, Banco de Crédito del Perú, Citibank del Peru SA and Citibank N.A. The Framework Agreement aims to: (i) grant GyM a syndicated revolving line of credit for working capital for up to US$1.6 million and S/143.9 million, which may be increased by an additional US$14 million subject to certain conditions; (ii) grant GyM a line of credit of up to US$51.6 million and S/33.6 million; (iii) grant Graña y Montero S.A.A., GyM, Construyendo Pais S.A., Vial y Vives – DSD and Concesionaria Vía Expresa Sur S.A. a non-revolving line of credit to finance reimbursement obligations under performance bonds; (iv) grant a syndicated line of credit in favor of Graña y Montero S.A.A. and GyM for the issuance of performance bonds up to an amount of US$100 million (which may be increased by an additional US$50 million subject to compliance with certain conditions); and (v) to commit to maintain existing standby letters of credit issued at the request of GyM and Graña y Montero S.A.A., as well as the request of Construyendo Pais S.A., Vial y Vives – DSD and Concesionaria Vía Expresa Sur S.A. In April of 2018, the Group repaid US$72.7 million (equivalent to S/245.8 million) of the facility with the proceeds of the sale of Stracon GyM S.A., and in July of 2018, an additional of US$15.4 million (equivalent to S/52.1 million). As of December 31, 2018, and the date of this annual report, there was US$59.4 million (equivalent to S/200.8 million) outstanding under this agreement.

As of December 31, 2018 and as of the date hereof, our construction subsidiary GyM is under a continuing default under the Financial Stability Framework Agreement with respect to its failure to comply with certain ratios between Tranche A (client invoices (facturas)) and Tranche B (project valuations (valorizaciones)). No event of default has been formally noticed to GyM by the lenders, and our subsidiary has requested a waiver from the lenders, which is pending. If duly noticed to GyM by the lenders, the consequence of this default would be to transfer certain amounts due under Tranche B to Tranche A, for which payment is not due until July 2019. As of December 31, 2018, there was US$43.7 million (S/.147.8 million) outstanding under Tranche A and US$15.7 million (S/.53.0 million) outstanding under Tranche B of the facility, for a total of US$59.4 million (S/200.8 million).

b)	Financial Leases

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2017	2018	2017	2018
GyM S.A.	0.40% /9.27%	2018 / 2023	40,107	4,523	32,397	9,314
GMP S.A.	0.25% /4.50%	2018 / 2021	4,013	4,034	5,304	1,522
Viva GyM S.A.	7.79% /8.46%	2018 / 2022	4,439	3,488	12,010	8,582
CONCAR S.A.	3.65% /5.05%	2018 / 2020	1,777	1,469	1,945	556
Adexus S.A.	3.36% /12.31%	2018 / 2022	8,567	—	4,363	—
GMI S.A.	5.56% /6.90%	2018	347	—	—	—
CAM Holding S.A.	3.01% /14.76%	2018	6,240	—	5,692	—
CAM Servicios Perú S.A.	6.79% /7.75%	2018	687	—	421	—

			66,177	13,514	62,132	19,974

The minimum payments to be made according to their maturity and the present value of the leasing obligations are as follows:

	At December 31,
	2017	2018
Up to 1 year	72,864	15,151
From 1 to 5 years	65,899	21,583
Over 5 years	638	—

	139,401	36,734
Future financial charges on finance leases	(11,092)	(3,246)

Present value of the obligations for finance lease contracts	128,309	33,488

The present value of the finance lease agreements obligations are as follows:

	At December 31,
	2017	2018
Up to 1 year	66,177	13,514
From 1 year to 5 years	61,501	19,974
Over 5 years	631	—

	128,309	33,488

c)	Other financial entities

Monetization of Norvial dividends

On May 29, 2018, an investment agreement was signed between the Company and Inversiones Concesion Vial S.A.C. (“BCI Peru”) - with the intervention of Fondo de Inversion BCI NV (“Fondo BCI”) and BCI Management Administradora General de Fondos S.A. (“BCI Asset Management”) to monetize the future dividends on Norvial S.A. that our Company will receive for a period of seven years. The transaction amount is US$42.3 million (equivalent to S/138 million) and was completed on June 11, 2018.

It has also been agreed that the Company will have call options on 48.8% of the economic rights of Norvial that BCI Peru will maintain through its participation in Inversiones en Autopistas S.A. Such options will be subject to certain conditions such as the maturity of different terms, recovery of the investment made with the funds of the BCI Fund (according to different economic estimates) and/or the occurrence of a change of control.

d)	Fair value of debt

The book value and fair value of financial liabilities are as follows:

	Carrying amount		Fair value
	At December, 31		At December, 31
	2017	2018	2017	2018
Bank overdrafts	120	119	120	119
Bank loans	1,561,634	1,023,481	1,627,000	1,152,885
Finance leases	128,309	33,488	141,040	38,399
Other financial entities	—	145,584	—	145,584

	1,690,063	1,202,672	1,768,160	1,336,987

In 2018, fair values are based on discounted cash flows using debt rates between 2.4% and 8.9% (between 2.4% and 13.8% in 2017) and are within level 2 of the fair value hierarchy.